Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.6%
Boeing Co. (The), 6.13%, 02/15/33 ....... USD 883 $ 908,296
HEICO Corp., 5.35%, 08/01/33
(a)
........ 1,147 1,161,453
L3Harris Technologies, Inc., 5.40%, 07/31/33
(a)
2,888 2,941,467
Leidos, Inc., 5.75%, 03/15/33 .......... 1,190 1,232,403
Lockheed Martin Corp., 5.25%, 01/15/33
(a)
.. 1,900 1,971,310
Northrop Grumman Corp., 4.70%, 03/15/33 .. 2,119 2,095,103
RTX Corp., 5.15%, 02/27/33 ........... 2,525 2,558,041
Textron, Inc., 6.10%, 11/15/33 .......... 820 868,478
13,736,551
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., 4.88%, 03/03/33
(a)
1,773 1,786,598
Automobile Components — 0.2%
Magna International, Inc., 5.50%, 03/21/33
(a)
. 944 979,766
Automobiles — 0.1%
Toyota Motor Corp., 5.12%, 07/13/33
(a)
..... 517 550,159
Banks — 5.2%
Banco Santander SA
6.92%, 08/08/33 .................. 3,974 4,254,438
6.94%, 11/07/33 .................. 2,965 3,321,337
Canadian Imperial Bank of Commerce, 6.09%,
10/03/33 ...................... 2,211 2,348,227
Citigroup, Inc.
5.88%, 02/22/33 .................. 940 978,445
6.00%, 10/31/33 .................. 1,320 1,387,943
KeyBank NA, 5.00%, 01/26/33 .......... 1,990 1,883,487
Royal Bank of Canada
5.00%, 02/01/33 .................. 3,343 3,372,576
5.00%, 05/02/33 .................. 1,785 1,806,280
Sumitomo Mitsui Financial Group, Inc.
5.77%, 01/13/33
(a)
................. 3,315 3,477,381
5.78%, 07/13/33 .................. 1,360 1,429,455
5.81%, 09/14/33
(a)
................. 1,900 2,008,858
Westpac Banking Corp., 6.82%, 11/17/33 ... 1,475 1,624,058
27,892,485
Beverages — 1.5%
Brown-Forman Corp., 4.75%, 04/15/33 ..... 1,502 1,504,306
Constellation Brands, Inc., 4.90%, 05/01/33 .. 1,631 1,609,001
Diageo Capital plc
5.50%, 01/24/33 .................. 1,640 1,721,941
5.63%, 10/05/33 .................. 1,790 1,897,536
PepsiCo, Inc., 4.45%, 02/15/33
(a)
........ 1,520 1,545,416
8,278,200
Biotechnology — 2.1%
Amgen, Inc.
4.20%, 03/01/33 .................. 1,495 1,412,125
5.25%, 03/02/33 .................. 8,069 8,202,371
Gilead Sciences, Inc., 5.25%, 10/15/33 .... 1,780 1,829,651
11,444,147
Building Products — 0.5%
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(a)
..................... 1,186 1,236,277
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ...................... 1,304 1,337,737
2,574,014
Capital Markets — 3.0%
AerCap Ireland Capital DAC, 3.40%, 10/29/33 2,990 2,578,240
Ameriprise Financial, Inc., 5.15%, 05/15/33 .. 1,882 1,910,500
Brookfield Capital Finance LLC, 6.09%,
06/14/33 ...................... 1,347 1,421,636
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), 6.13%,
02/15/33 ...................... USD 2,064 $ 2,241,608
Intercontinental Exchange, Inc., 4.60%,
03/15/33 ...................... 3,211 3,146,781
Nomura Holdings, Inc.
6.18%, 01/18/33 .................. 1,595 1,690,040
6.09%, 07/12/33
(a)
................. 1,280 1,356,478
S&P Global, Inc., 5.25%, 09/15/33
(b)
...... 1,515 1,567,025
15,912,308
Chemicals — 1.9%
Air Products and Chemicals, Inc., 4.80%,
03/03/33 ...................... 1,348 1,355,652
Celanese US Holdings LLC, 6.70%, 11/15/33
(a)
2,035 2,188,887
Dow Chemical Co. (The), 6.30%, 03/15/33 .. 1,308 1,408,818
Eastman Chemical Co., 5.75%, 03/08/33 ... 1,098 1,127,770
EIDP, Inc., 4.80%, 05/15/33 ........... 1,185 1,177,021
FMC Corp., 5.65%, 05/18/33 ........... 1,104 1,114,839
LYB International Finance III LLC, 5.63%,
05/15/33
(a)
..................... 1,042 1,082,201
Mosaic Co. (The), 5.45%, 11/15/33
(a)
...... 710 718,843
10,174,031
Commercial Services & Supplies — 1.2%
Republic Services, Inc.
2.38%, 03/15/33 .................. 1,330 1,095,734
5.00%, 12/15/33 .................. 1,255 1,261,850
Veralto Corp., 5.45%, 09/18/33
(b)
........ 1,435 1,464,298
Waste Connections, Inc., 4.20%, 01/15/33 ... 1,592 1,513,526
Waste Management, Inc., 4.63%, 02/15/33 .. 1,128 1,114,900
6,450,308
Consumer Finance — 1.5%
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 . 2,450 2,616,167
General Motors Financial Co., Inc., 6.40%,
01/09/33
(a)
..................... 1,979 2,090,150
John Deere Capital Corp., Series I, 5.15%,
09/08/33
(a)
..................... 1,930 1,982,946
Toyota Motor Credit Corp., 4.70%, 01/12/33
(a)
. 1,145 1,136,246
7,825,509
Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp., 5.45%, 07/05/33 ..... 2,027 2,055,293
Target Corp., 4.40%, 01/15/33 .......... 1,150 1,130,114
Walmart, Inc., 4.10%, 04/15/33
(a)
........ 2,798 2,729,367
5,914,774
Containers & Packaging — 0.7%
Amcor Finance USA, Inc., 5.63%, 05/26/33 .. 1,070 1,103,098
Avery Dennison Corp., 5.75%, 03/15/33 .... 811 850,467
Packaging Corp. of America, 5.70%, 12/01/33 775 805,468
WRKCo, Inc., 3.00%, 06/15/33 .......... 1,252 1,076,488
3,835,521
Distributors — 0.4%
Genuine Parts Co., 6.88%, 11/01/33 ...... 845 947,113
LKQ Corp., 6.25%, 06/15/33 ........... 1,115 1,156,524
2,103,637
Diversified REITs — 1.0%
Invitation Homes Operating Partnership LP,
5.50%, 08/15/33 ................. 780 786,758
Prologis LP
4.63%, 01/15/33 .................. 1,280 1,253,540
4.75%, 06/15/33 .................. 1,456 1,437,077
Simon Property Group LP, 5.50%, 03/08/33 .. 1,294 1,333,011
WP Carey, Inc., 2.25%, 04/01/33 ........ 810 646,041
5,456,427

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 2.8%
AT&T, Inc., 2.55%, 12/01/33 ........... USD 7,435 $ 6,085,612
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33 ................. 1,844 1,848,615
Verizon Communications, Inc.
5.05%, 05/09/33 .................. 2,033 2,048,978
4.50%, 08/10/33 .................. 4,252 4,082,858
6.40%, 09/15/33 .................. 715 783,453
14,849,516
Electric Utilities — 10.3%
AEP Texas, Inc., 5.40%, 06/01/33 ........ 890 888,639
Alabama Power Co., 5.85%, 11/15/33 ..... 520 553,580
American Electric Power Co., Inc., 5.63%,
03/01/33 ...................... 1,692 1,735,443
Arizona Public Service Co., 5.55%, 08/01/33 . 962 980,415
CenterPoint Energy Houston Electric LLC
Series K2, 6.95%, 03/15/33 ........... 540 612,775
4.95%, 04/01/33 .................. 1,312 1,305,366
Commonwealth Edison Co., 4.90%, 02/01/33 . 771 770,580
Connecticut Light & Power Co. (The), 4.90%,
07/01/33 ...................... 493 491,405
Dominion Energy South Carolina, Inc., 5.30%,
05/15/33 ...................... 633 646,744
DTE Electric Co., 5.20%, 04/01/33
(a)
...... 1,279 1,305,878
Duke Energy Carolinas LLC, 4.95%, 01/15/33 2,442 2,469,847
Duke Energy Corp., 5.75%, 09/15/33
(a)
..... 1,167 1,214,056
Duke Energy Florida LLC, 5.88%, 11/15/33
(a)
. 1,160 1,236,942
Duke Energy Ohio, Inc., 5.25%, 04/01/33 ... 735 749,388
Duke Energy Progress LLC, 5.25%, 03/15/33 . 1,010 1,033,881
Entergy Arkansas LLC
5.15%, 01/15/33 .................. 759 768,522
5.30%, 09/15/33 .................. 475 483,309
Entergy Louisiana LLC, 4.00%, 03/15/33 ... 1,463 1,348,525
Entergy Mississippi LLC, 5.00%, 09/01/33 ... 730 727,408
Evergy Kansas Central, Inc., 5.90%, 11/15/33 680 716,523
Evergy Metro, Inc., 4.95%, 04/15/33 ...... 400 397,743
Eversource Energy, 5.13%, 05/15/33 ...... 1,556 1,535,952
Exelon Corp., 5.30%, 03/15/33 .......... 1,699 1,728,805
Florida Power & Light Co.
5.10%, 04/01/33 .................. 1,426 1,451,891
4.80%, 05/15/33 .................. 1,631 1,629,206
Georgia Power Co., 4.95%, 05/17/33 ...... 2,056 2,057,064
Interstate Power and Light Co., 5.70%, 10/15/33 715 741,160
Kentucky Utilities Co., Series KENT, 5.45%,
04/15/33 ...................... 730 753,158
Louisville Gas & Electric Co., Series LOU,
5.45%, 04/15/33 ................. 808 832,014
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ...................... 1,962 1,953,039
Ohio Power Co., 5.00%, 06/01/33 ........ 805 795,631
Oklahoma Gas and Electric Co., 5.40%,
01/15/33 ...................... 951 977,215
Oncor Electric Delivery Co. LLC
7.25%, 01/15/33 .................. 534 615,730
5.65%, 11/15/33 .................. 1,601 1,683,226
Pacific Gas & Electric Co.
6.15%, 01/15/33 .................. 1,465 1,525,013
6.40%, 06/15/33 .................. 2,251 2,382,436
PECO Energy Co., 4.90%, 06/15/33 ...... 1,134 1,138,170
PPL Electric Utilities Corp., 5.00%, 05/15/33 . 1,194 1,202,285
Public Service Co. of New Hampshire, 5.35%,
10/01/33 ...................... 1,257 1,295,245
Public Service Co. of Oklahoma, 5.25%,
01/15/33 ...................... 935 940,583
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Electric & Gas Co.
4.65%, 03/15/33 .................. USD 929 $ 916,308
5.20%, 08/01/33 .................. 1,000 1,024,975
Southern Co. (The), 5.20%, 06/15/33 ...... 1,567 1,575,767
Southwestern Electric Power Co., 5.30%,
04/01/33 ...................... 690 688,140
Virginia Electric and Power Co.
5.00%, 04/01/33
(a)
................. 1,532 1,529,210
5.30%, 08/15/33 .................. 839 853,039
Wisconsin Electric Power Co., 5.63%, 05/15/33 575 611,024
Wisconsin Power & Light Co., 4.95%, 04/01/33 576 572,233
Xcel Energy, Inc., 5.45%, 08/15/33 ....... 1,563 1,583,862
55,029,350
Electrical Equipment — 0.9%
Eaton Corp., 4.15%, 03/15/33 .......... 2,283 2,190,250
Regal Rexnord Corp., 6.40%, 04/15/33
(a)
... 2,392 2,496,188
4,686,438
Electronic Equipment, Instruments & Components — 0.3%
Trimble, Inc., 6.10%, 03/15/33 .......... 1,649 1,735,567
Energy Equipment & Services — 0.3%
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 855 922,916
Schlumberger Investment SA, 4.85%, 05/15/33 705 707,633
1,630,549
Entertainment — 0.2%
Walt Disney Co. (The), 6.55%, 03/15/33 .... 856 958,819
Financial Services — 2.1%
Apollo Global Management, Inc., 6.38%,
11/15/33 ...................... 1,266 1,369,932
Corebridge Financial, Inc., 6.05%, 09/15/33
(b)
. 1,048 1,100,594
Equitable Holdings, Inc., 5.59%, 01/11/33 ... 1,045 1,079,517
Fiserv, Inc.
5.60%, 03/02/33 .................. 1,768 1,830,466
5.63%, 08/21/33 .................. 2,529 2,619,257
Mastercard, Inc., 4.85%, 03/09/33 ........ 1,690 1,718,399
National Rural Utilities Cooperative Finance
Corp., 5.80%, 01/15/33 ............. 1,355 1,433,858
11,152,023
Food Products — 2.8%
Archer-Daniels-Midland Co., 4.50%, 08/15/33
(a)
785 763,577
General Mills, Inc., 4.95%, 03/29/33
(a)
..... 2,132 2,126,011
Hershey Co. (The), 4.50%, 05/04/33 ...... 842 836,564
J M Smucker Co. (The), 6.20%, 11/15/33
(a)
.. 1,973 2,129,729
JBS USA Holding Lux SARL, 5.75%, 04/01/33 3,188 3,213,623
Kellanova, 5.25%, 03/01/33 ........... 956 970,704
McCormick & Co., Inc., 4.95%, 04/15/33 .... 1,129 1,131,925
Pilgrim's Pride Corp., 6.25%, 07/01/33 ..... 2,021 2,099,131
Unilever Capital Corp., 5.00%, 12/08/33 .... 1,630 1,669,681
14,940,945
Gas Utilities — 1.0%
Atmos Energy Corp., 5.90%, 11/15/33 ..... 1,460 1,556,461
CenterPoint Energy Resources Corp., 5.40%,
03/01/33 ...................... 1,223 1,245,986
Piedmont Natural Gas Co., Inc., 5.40%,
06/15/33 ...................... 707 721,805
Southern California Gas Co., 5.20%, 06/01/33 985 996,889
Spire Missouri, Inc., 4.80%, 02/15/33
(a)
..... 670 668,989
5,190,130
Ground Transportation — 1.1%
Canadian National Railway Co., 5.85%,
11/01/33 ...................... 590 636,489
CSX Corp., 5.20%, 11/15/33 ........... 1,188 1,218,075

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Norfolk Southern Corp., 4.45%, 03/01/33 ... USD 983 $ 953,647
Ryder System, Inc., 6.60%, 12/01/33 ...... 1,210 1,320,570
Union Pacific Corp., 4.50%, 01/20/33
(a)
..... 1,769 1,742,229
5,871,010
Health Care Equipment & Supplies — 0.4%
Medtronic Global Holdings SCA, 4.50%,
03/30/33
(a)
..................... 2,063 2,027,770
Health Care Providers & Services — 4.9%
Cigna Group (The), 5.40%, 03/15/33 ...... 1,702 1,743,693
CVS Health Corp.
5.25%, 02/21/33 .................. 3,336 3,326,655
5.30%, 06/01/33 .................. 2,602 2,598,589
Elevance Health, Inc., 4.75%, 02/15/33 .... 2,123 2,094,464
HCA, Inc., 5.50%, 06/01/33 ............ 2,522 2,551,084
Humana, Inc., 5.88%, 03/01/33 ......... 1,568 1,629,065
McKesson Corp., 5.10%, 07/15/33
(a)
...... 1,390 1,419,680
Providence St Joseph Health Obligated Group,
5.40%, 10/01/33 ................. 988 1,006,443
Quest Diagnostics, Inc., 6.40%, 11/30/33 ... 1,605 1,751,933
Sutter Health, 5.16%, 08/15/33 ......... 510 521,350
UnitedHealth Group, Inc.
5.35%, 02/15/33 .................. 3,808 3,938,484
4.50%, 04/15/33 .................. 2,868 2,795,683
UPMC, 5.04%, 05/15/33 ............. 760 762,999
26,140,122
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc., 1.88%,
02/01/33 ...................... 1,999 1,545,130
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ...................... 1,349 1,122,651
2,667,781
Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc., 6.30%, 10/10/33 .. 1,063 1,122,768
GLP Capital LP, 6.75%, 12/01/33 ........ 830 891,978
Marriott International, Inc., Series II, 2.75%,
10/15/33 ...................... 1,488 1,239,475
McDonald's Corp., 4.95%, 08/14/33
(a)
...... 1,309 1,320,011
Starbucks Corp., 4.80%, 02/15/33 ........ 939 935,531
5,509,763
Household Durables — 0.3%
PulteGroup, Inc., 6.38%, 05/15/33 ........ 857 924,533
Whirlpool Corp., 5.50%, 03/01/33
(a)
....... 652 655,050
1,579,583
Household Products — 0.6%
Colgate-Palmolive Co., 4.60%, 03/01/33 .... 891 895,319
Kimberly-Clark Corp., 4.50%, 02/16/33 ..... 781 775,403
Procter & Gamble Co. (The), 4.05%, 01/26/33 1,839 1,798,527
3,469,249
Independent Power and Renewable Electricity Producers — 0.3%
Constellation Energy Generation LLC, 5.80%,
03/01/33 ...................... 1,300 1,352,556
Industrial Conglomerates — 0.4%
Honeywell International, Inc., 5.00%, 02/15/33 1,955 1,990,851
Insurance — 3.9%
Allstate Corp. (The)
5.25%, 03/30/33 .................. 1,632 1,664,612
5.35%, 06/01/33 .................. 324 332,398
American International Group, Inc., 5.13%,
03/27/33 ...................... 1,627 1,639,111
Aon Corp., 5.35%, 02/28/33 ........... 1,570 1,596,639
Arthur J Gallagher & Co., 5.50%, 03/02/33 .. 720 737,696
Security
Par (000)
Par (000) Value
Insurance (continued)
Athene Holding Ltd., 6.65%, 02/01/33 ..... USD 887 $ 954,259
CNA Financial Corp., 5.50%, 06/15/33 ..... 945 965,243
Fairfax Financial Holdings Ltd., 6.00%,
12/07/33
(a)(b)
.................... 1,360 1,409,890
Marsh & McLennan Cos., Inc.
5.88%, 08/01/33 .................. 578 620,922
5.40%, 09/15/33 .................. 1,195 1,242,250
MetLife, Inc., 5.38%, 07/15/33
(a)
......... 1,996 2,057,756
Principal Financial Group, Inc., 5.38%,
03/15/33
(a)
..................... 885 902,822
Progressive Corp. (The), 4.95%, 06/15/33
(a)
.. 795 803,391
Prudential Financial, Inc., 5.75%, 07/15/33 .. 673 719,465
Reinsurance Group of America, Inc., 6.00%,
09/15/33 ...................... 871 907,351
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 1,575 1,594,988
Travelers Property Casualty Corp., 6.38%,
03/15/33
(a)
..................... 960 1,072,525
Willis North America, Inc., 5.35%, 05/15/33 .. 1,419 1,424,314
20,645,632
Interactive Media & Services — 0.6%
Meta Platforms, Inc., 4.95%, 05/15/33 ..... 3,277 3,346,608
IT Services — 0.5%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 .. 1,158 1,207,685
International Business Machines Corp., 4.75%,
02/06/33 ...................... 1,650 1,643,102
2,850,787
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33 2,175 2,218,640
Machinery — 0.8%
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 2,082 2,180,554
Nordson Corp., 5.80%, 09/15/33 ......... 1,149 1,209,015
nVent Finance SARL, 5.65%, 05/15/33 ..... 875 889,707
4,279,276
Media — 3.1%
Charter Communications Operating LLC,
4.40%, 04/01/33 ................. 1,998 1,805,979
Comcast Corp.
4.25%, 01/15/33 .................. 3,240 3,091,535
4.65%, 02/15/33
(a)
................. 1,946 1,919,885
7.05%, 03/15/33 .................. 1,485 1,698,211
4.80%, 05/15/33
(a)
................. 1,930 1,920,462
Fox Corp., 6.50%, 10/13/33 ........... 2,236 2,398,365
Interpublic Group of Cos., Inc. (The), 5.38%,
06/15/33 ...................... 708 711,727
Paramount Global, 5.50%, 05/15/33 ...... 668 595,368
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33
(a)
..................... 1,975 2,233,842
16,375,374
Metals & Mining — 2.1%
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 .................. 1,262 1,266,075
5.25%, 09/08/33 .................. 2,813 2,877,743
Kinross Gold Corp., 6.25%, 07/15/33 ...... 1,087 1,154,504
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ..... 1,587 1,725,162
Rio Tinto Finance USA plc, 5.00%, 03/09/33
(a)
1,228 1,251,163
Vale Overseas Ltd., 6.13%, 06/12/33
(a)
..... 2,855 2,930,927
11,205,574
Multi-Utilities — 2.2%
Ameren Illinois Co., 4.95%, 06/01/33 ...... 973 973,345
Black Hills Corp., 4.35%, 05/01/33 ....... 829 763,852
Consolidated Edison Co. of New York, Inc.,
5.20%, 03/01/33
(a)
................ 1,040 1,063,701

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Consumers Energy Co., 4.63%, 05/15/33 ... USD 1,452 $ 1,424,721
Dominion Energy, Inc.
Series E, 6.30%, 03/15/33 ............ 540 576,705
Series F, 5.25%, 08/01/33 ............ 900 901,374
National Grid plc, 5.81%, 06/12/33 ....... 1,691 1,744,425
NiSource, Inc., 5.40%, 06/30/33 ......... 893 904,881
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ...................... 812 863,753
Sempra, 5.50%, 08/01/33 ............. 1,404 1,436,591
Southern Co. Gas Capital Corp., 5.75%,
09/15/33
(a)
..................... 1,030 1,078,743
11,732,091
Office REITs — 0.5%
Boston Properties LP, 2.45%, 10/01/33
(a)
.... 1,710 1,310,236
COPT Defense Properties LP, 2.90%, 12/01/33 821 662,785
Kilroy Realty LP, 2.65%, 11/15/33 ........ 930 703,066
2,676,087
Oil, Gas & Consumable Fuels — 9.9%
BP Capital Markets America, Inc.
4.81%, 02/13/33 .................. 4,288 4,249,915
4.89%, 09/11/33 .................. 2,955 2,942,271
Canadian Natural Resources Ltd., 6.45%,
06/30/33 ...................... 737 787,468
Cheniere Energy Partners LP, 5.95%, 06/30/33 2,702 2,802,000
ConocoPhillips Co., 5.05%, 09/15/33
(a)
..... 2,112 2,140,566
Diamondback Energy, Inc., 6.25%, 03/15/33 . 2,241 2,393,064
Enbridge, Inc.
5.70%, 03/08/33
(a)
................. 4,409 4,552,202
2.50%, 08/01/33 .................. 1,968 1,604,056
Energy Transfer LP
5.75%, 02/15/33 .................. 2,973 3,059,891
6.55%, 12/01/33 .................. 2,946 3,189,026
Enterprise Products Operating LLC
5.35%, 01/31/33 .................. 2,025 2,091,011
Series D, 6.88%, 03/01/33 ........... 1,069 1,211,097
Hess Corp., 7.13%, 03/15/33 ........... 1,058 1,205,097
Kinder Morgan Energy Partners LP, 7.30%,
08/15/33 ...................... 852 967,397
Kinder Morgan, Inc.
4.80%, 02/01/33 .................. 1,675 1,622,356
5.20%, 06/01/33 .................. 2,901 2,882,030
MPLX LP, 5.00%, 03/01/33 ............ 2,189 2,142,034
ONEOK, Inc., 6.05%, 09/01/33 .......... 3,020 3,177,531
Ovintiv, Inc., 6.25%, 07/15/33 .......... 1,273 1,331,026
Phillips 66 Co., 5.30%, 06/30/33 ......... 1,917 1,938,344
Targa Resources Corp.
4.20%, 02/01/33 .................. 1,466 1,348,480
6.13%, 03/15/33 .................. 1,777 1,868,749
Western Midstream Operating LP, 6.15%,
04/01/33 ...................... 1,573 1,641,334
Williams Cos., Inc. (The), 5.65%, 03/15/33 .. 1,596 1,648,178
52,795,123
Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/33 1,366 1,344,801
Kenvue, Inc., 4.90%, 03/22/33 .......... 2,565 2,587,573
3,932,374
Pharmaceuticals — 4.2%
Astrazeneca Finance LLC, 4.88%, 03/03/33 .. 1,119 1,131,832
Bristol-Myers Squibb Co., 5.90%, 11/15/33 .. 2,030 2,181,389
Eli Lilly & Co., 4.70%, 02/27/33
(a)
........ 2,063 2,070,365
Johnson & Johnson
4.95%, 05/15/33 .................. 1,210 1,269,911
4.38%, 12/05/33
(a)
................. 1,715 1,728,383
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Merck & Co., Inc.
(a)
4.50%, 05/17/33 .................. USD 3,015 $ 2,978,470
6.50%, 12/01/33
(c)
................. 1,248 1,415,093
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33 ...................... 9,461 9,427,874
22,203,317
Professional Services — 0.6%
Concentrix Corp., 6.85%, 08/02/33
(a)
...... 1,111 1,133,917
Jacobs Engineering Group, Inc., 5.90%,
03/01/33 ...................... 1,065 1,088,116
Verisk Analytics, Inc., 5.75%, 04/01/33 ..... 1,140 1,197,868
3,419,901
Residential REITs — 0.6%
AvalonBay Communities, Inc.
5.00%, 02/15/33 .................. 716 715,396
5.30%, 12/07/33 .................. 745 757,374
Sun Communities Operating LP, 5.70%,
01/15/33 ...................... 881 887,786
UDR, Inc.
1.90%, 03/15/33 .................. 671 520,175
2.10%, 06/15/33
(a)
................. 560 436,650
3,317,381
Retail REITs — 0.8%
Agree LP, 2.60%, 06/15/33 ............ 691 556,232
Kimco Realty OP LLC, 4.60%, 02/01/33 .... 1,346 1,300,785
NNN REIT, Inc., 5.60%, 10/15/33 ........ 960 979,498
Realty Income Corp.
1.80%, 03/15/33 .................. 700 540,925
4.90%, 07/15/33 .................. 1,137 1,116,783
4,494,223
Semiconductors & Semiconductor Equipment — 4.0%
Broadcom, Inc.
(b)
2.60%, 02/15/33 .................. 3,324 2,753,621
3.42%, 04/15/33 .................. 4,335 3,831,829
Intel Corp., 5.20%, 02/10/33
(a)
.......... 4,072 4,154,212
Marvell Technology, Inc., 5.95%, 09/15/33
(a)
.. 1,104 1,158,137
Micron Technology, Inc.
5.88%, 02/09/33 .................. 1,503 1,566,421
5.88%, 09/15/33 .................. 1,784 1,860,669
NXP BV, 5.00%, 01/15/33
(a)
............ 2,130 2,115,679
QUALCOMM, Inc., 5.40%, 05/20/33
(a)
..... 1,516 1,605,834
Texas Instruments, Inc., 4.90%, 03/14/33 ... 2,018 2,062,843
21,109,245
Software — 1.0%
Intuit, Inc., 5.20%, 09/15/33 ............ 2,505 2,577,807
Oracle Corp., 4.90%, 02/06/33 .......... 3,025 3,004,125
5,581,932
Specialized REITs — 1.7%
American Tower Corp.
5.65%, 03/15/33 .................. 1,321 1,361,676
5.55%, 07/15/33 .................. 1,895 1,945,446
5.90%, 11/15/33 .................. 1,636 1,718,939
Crown Castle, Inc., 5.10%, 05/01/33 ...... 1,629 1,618,037
Public Storage Operating Co., 5.10%,
08/01/33
(a)
..................... 1,354 1,371,843
Weyerhaeuser Co., 3.38%, 03/09/33 ...... 1,012 890,137
8,906,078
Specialty Retail — 1.6%
AutoZone, Inc.
4.75%, 02/01/33 .................. 1,006 981,976
5.20%, 08/01/33
(a)
................. 555 557,281
6.55%, 11/01/33 .................. 1,113 1,218,088

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Lowe's Cos., Inc.
5.00%, 04/15/33 .................. USD 2,353 $ 2,361,196
5.15%, 07/01/33 .................. 2,011 2,041,333
Tractor Supply Co., 5.25%, 05/15/33 ...... 1,474 1,492,000
8,651,874
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc., 4.30%, 05/10/33 ........... 1,608 1,621,905
Dell International LLC, 5.75%, 02/01/33
(a)
... 2,044 2,139,510
HP, Inc., 5.50%, 01/15/33
(a)
............ 2,253 2,316,456
6,077,871
Textiles, Apparel & Luxury Goods — 0.5%
Tapestry, Inc., 7.85%, 11/27/33 ......... 2,410 2,568,943
Tobacco — 1.9%
Altria Group, Inc., 6.88%, 11/01/33 ....... 1,075 1,191,778
BAT Capital Corp., 6.42%, 08/02/33 ...... 2,576 2,764,703
Philip Morris International, Inc.
5.38%, 02/15/33 .................. 4,196 4,278,162
5.63%, 09/07/33 .................. 2,035 2,105,010
10,339,653
Trading Companies & Distributors — 0.3%
GATX Corp.
4.90%, 03/15/33 .................. 761 743,712
5.45%, 09/15/33 .................. 825 838,945
1,582,657
Wireless Telecommunication Services — 1.5%
T-Mobile USA, Inc.
5.20%, 01/15/33 .................. 2,601 2,630,141
5.05%, 07/15/33 .................. 5,151 5,151,172
7,781,313
Total Long-Term Investments — 98.0%
(Cost: $510,326,488) .............................. 523,788,411
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(f)
.................. 34,158,651 $ 34,172,314
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29% ................... 3,466,435 3,466,435
Total Short-Term Securities — 7.0%
(Cost: $37,636,396) ............................... 37,638,749
Total Investments — 105.0%
(Cost: $547,962,884 ) .............................. 561,427,160
Liabilities in Excess of Other Assets — (5.0)% ............. (26,987,491)
Net Assets — 100.0% ...............................
$ 534,439,669
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 5,334,801 $ 28,840,237
(a)
$ — $ (4,878) $ 2,154 $ 34,172,314 34,158,651 $ 83,361
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 320,000 3,146,435
(a)
— — — 3,466,435 3,466,435 57,733 —
$ (4,878) $ 2,154 $ 37,638,749 $ 141,094 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 523,788,411 $ — $ 523,788,411
Short-Term Securities
Money Market Funds ...................................... 37,638,749 — — 37,638,749
$ 37,638,749 $ 523,788,411 $ — $ 561,427,160
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget